Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total		Treasury Shares [Member]	Additional paid-in Capital [member]	Other paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Foreign Currency Translation Reserve [Member]	Attributable To The Equity Holders Of The Parent [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Share Capital [member]	Preferred Shares [Member] Share Capital [member]
Beginning Balance, Shares at Dec. 31, 2018											4,823,645	8,740,398
Beginning Balance at Dec. 31, 2018	$ 14,341			$ 60,014	$ 753		$ (46,426)		$ 14,341
Statement [Line Items]
Exercise of stock options, Shares											9,136
Exercise of stock options	16			16					16
Issuance of shares										$ 0
Net loss	(20,765)	[1]					(20,765)		(20,765)
Share-based compensation	959				852		107		959
Ending Balance, Shares at Dec. 31, 2019											4,832,781	8,740,398
Ending Balance at Dec. 31, 2019	(5,449)			60,030	1,605		(67,084)		(5,449)
Statement [Line Items]
Issuance of shares, Shares											96,481
Issuance of shares	1,223			1,223					1,223	1
Net loss	(113,926)	[1]					(113,926)		(113,926)
Share-based compensation	864				859		5		864
Ending Balance, Shares at Dec. 31, 2020											4,929,262	8,740,398
Ending Balance at Dec. 31, 2020	(117,288)			61,253	2,464		(181,005)		(117,288)
Statement [Line Items]
Exercise of stock options, Shares											333,806
Exercise of stock options	792			792					792
Issuance of shares										$ 4
Net loss	(117,741)	[1]					(117,741)		(117,741)
Share-based compensation	10,962				9,968		994		10,962
Other comprehensive loss	(86)							$ (86)	(86)
Preferred shareholder transaction, Shares												(4,128,413)
Preferred shareholder transaction	(9,517)		$ (170,949)			$ 161,432			(9,517)
Ending Balance, Shares at Dec. 31, 2021											5,263,068	4,611,985
Ending Balance at Dec. 31, 2021	$ (232,878)		$ (170,949)	$ 62,045	$ 12,432	$ 161,432	$ (297,752)	$ (86)	$ (232,878)

[1]	Attributable to Ordinary equity holders of the parent.